Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation, the CODMs Review	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:
	June 30, 2026	December 31, 2025
Cash	$711,805	$1,277,337
Cash and marketable securities held in Trust Account	$235,596,242	$231,467,889
	For the Three Months Ended June 30, 2026	For the Six Months Ended June 30, 2026
General and administrative costs	$1,281,804	$1,555,530
Interest earned on marketable securities held in Trust Account	$2,119,699	$4,128,353
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODMs review several key metrics, which include the following:
December 31, 2025
Cash	$1,277,337
Cash and marketable securities held in Trust Account	$231,467,889
For the Period from July 24, 2025 (Inception) through December 31, 2025
Operating and formation costs	$236,214
Interest earned on marketable securities held in Trust Account	$1,376,013